Bank and Other Borrowings	12 Months Ended
Jun. 30, 2025
Bank and Other Borrowings [Abstract]
Bank and Other Borrowings

12. Bank and Other Borrowings

Components of bank and other borrowings are as follows as of June 30,:

	Interest rate per annum	2025	2024
Bank borrowings:
Bank of China (Hong Kong) – Loan 1(1)	3.000%	$22,756	$119,899
Bank of China (Hong Kong) – Loan 2(2)	3.000%	21,280	63,152
Bank of China (Hong Kong) – Loan 3(3)	3.000%	36,000	62,333
Bank of China (Hong Kong) – Loan 4(4)	5.759%	127,389	—
Bank of China (Hong Kong) – Loan 5(5)	4.219%	127,389	—
Bank of China (Hong Kong) – Loan 6(6)	2.660%	127,389	—
Sub-total		$462,203	$245,384

Other borrowings:
Superx International Future Data Limited – Loan 7(7)	6.000%	$113,758	$—
Sub-total		$113,758	$—

Total bank and other borrowings		$575,961	$245,384
Less: current portion of long-term bank and other borrowings		(453,070)	(164,741)
Non-current portion of long-term bank and other borrowings		$122,891	$80,643

(1)	On September 30, 2020, OPS HK borrowed a 3-years term loan of $439,591 (HK$3,442,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on September 17, 2020. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. Tenor of the loan has subsequently been extended from 3 years to 5 years. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023 and subsequently decreased to 3.375% per annum in September 2024, 3.125% per annum in November 2024 and further to 3.000% per annum in December 2024. Accordingly, the effective interest rates of such loan as of June 30, 2025 and 2024 were 3.000% per annum and 3.625% per annum, respectively.

(2)	On December 24, 2020, OPS HK borrowed a 5-years term loan of $198,978 (HK$1,558,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on December 15, 2020. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023 and subsequently decreased to 3.375% per annum in September 2024, 3.125% per annum in November 2024 and further to 3.000% per annum in December 2024. Accordingly, the effective interest rates of such loan as of June 30, 2025 and 2024 were 3.000% per annum and 3.625% per annum, respectively.
(3)	On October 20, 2021, OPS HK borrowed a 5-years term loan of $127,714 (HK$1,000,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on September 14, 2021. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023 and subsequently decreased to 3.375% per annum in September 2024, 3.125% per annum in November 2024 and further to 3.000% per annum in December 2024. Accordingly, the effective interest rates of such loan as of June 30, 2025 and 2024 were 3.000% per annum and 3.625% per annum, respectively.

(4)	On March 12, 2025, OPS HK borrowed a 6-months revolving loan of $127,389 (HK$1,000,000) as working capital at an annual interest rate of 1.75% per annum over Hong Kong Inter-bank Offered Rate under the loan agreement with Bank of China (Hong Kong) signed on June 18, 2024. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rates of such loan as of June 30, 2025 were 5.759% per annum.

(5)	On May 23, 2025, OPS HK borrowed a 6-months revolving loan of $127,389 (HK$1,000,000) as working capital at 1.75% per annum over Hong Kong Inter-bank Offered Rate under the loan agreement with Bank of China (Hong Kong) signed on June 18, 2024. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rates of such loan as of June 30, 2025 were 4.219% per annum.

(6)	On June 25, 2025, OPS HK borrowed a 6-months revolving loan of $127,389 (HK$1,000,000) as working capital at an annual interest rate of 1.75% per annum over Hong Kong Inter-bank Offered Rate under the loan agreement with Bank of China (Hong Kong) signed on June 18, 2024. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rates of such loan as of June 30, 2025 were 2.660% per annum.

(7)	On February 27, 2025, SuperX Investments borrowed a 2-years loan of $113,758 (HK$893,000) as working capital at an annual interest rate of 6.000% per annum under the loan agreement with Superx International Future Data Limited signed on February 27, 2025. The effective interest rates of such loan as of June 30, 2025 were 6.000% per annum.

Interest expense pertaining to the above bank and other borrowings for the years ended June 30, 2025, 2024 and 2023 amounted to $12,255, $11,598 and $14,629, respectively.

Maturities of the bank and other borrowings were as follows:

For the year ending June 30,	Year ended June 30, 2025
2026	$467,611
2027	127,455
Total bank borrowings repayments	$595,066
Less: imputed interest	(19,105)
Total	$575,961